Property, plant and equipment (Details Textual) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Borrowing costs capitalised	€ 52	€ 73	€ 106
Write Off Of Tangible Assets	84	239
Increase (decrease) through net exchange differences, property, plant and equipment	2,098	(7,025)
Provision for decommissioning, restoration and rehabilitation costs		7,638		$ 7,757
Property, plant and equipment, pledged as security	24	24
Government grants	125	110
Disposals, property, plant and equipment	(639)	(1,448)
Provisions	16,471
Property, plant and equipment	60,302	63,158	70,793
Changes In Property Plant And Equipment	€ 4,800
Percentage of voting equity interests acquired	69.60%			69.60%
Reclassification due to exploratory wells	€ 166
Reclassification due to development wells and plants	2,750
Wells Suspended and Transfer to Tangible Assets in Progress	297
Write Off Of Tangible Assets	(84)	(239)
Other comprehensive income, net of tax, exchange differences on translation	€ 1,787	€ (5,573)	1,198
Umm Shaif and Nasr [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
PercentageOf Agreements Under Development	10.00%
Lower Zakum [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
PercentageOf Agreements Under Development	5.00%
Gasha [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
PercentageOf Agreements Under Development	25.00%
Accumulated impairment [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provisions			€ 16,005
Unsuccessful Exploration [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Wells In Progress	€ 1,101
Nigeria Government [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Proportion of ownership interest in joint operation	50.00%
Shell [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Proportion of ownership interest in joint operation	50.00%
Zohr Asset In Egypt [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Disposals, property, plant and equipment
Percentage Of Interest Sold	10.00%
Gains on disposals of property, plant and equipment	€ 418
Proved mineral interest [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Property, plant and equipment	382
NonProved mineral interest [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Property, plant and equipment	€ 487
Bottom of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	2.30%	1.60%
Top of range [member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	2.40%	2.70%
Exploration & Production Segment [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Borrowing costs capitalised	€ 52	€ 72
Write Off Of Tangible Assets		237
Write Off Of Tangible Assets		(237)
Refining & Marketing Business [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Recognised finance lease as assets	46	€ 29
Exploration And Production Segment Total [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Provision for decommissioning, restoration and rehabilitation costs	€ 503